Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Calculation of Goodwill	The calculation of goodwill is as follows:
	€’000	€’000
Consideration transferred		14,626
QIND net assets acquired	1,635
Net assets excluding existing goodwill	(6,509)

NCI Portion of net assets (liabilities)	(2,145)
HTOO Portion of net assets (liabilities)	(4,364)	(4,364)

Allocation of purchase price to goodwill & other intangibles		18,990